Debt and Warrants - Additional Information 1 (Details) - USD ($)				12 Months Ended
	Dec. 31, 2023	Dec. 29, 2023	Sep. 08, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 09, 2022	Jun. 08, 2022	Nov. 19, 2021
Debt Instrument [Line Items]
Capitalized interest	$ 7,992,000					$ 7,992,000
Long term debt bearing variable interest rate percentage									11.00%
Underwriting Agreement | Early Bird Capital, Inc
Debt Instrument [Line Items]
Deferred underwriting payable		$ 4,687,000
legal expenses reimbursement		$ 150,000
Debt instrument stated interest rate percentage		8.00%
Capitalized interest	$ 3,000					$ 3,000
Debt instrument, maturity date		Dec. 29, 2024
Long term debt bearing variable interest rate percentage		15.00%
G E M Yield Bahamas Limited | Share Purchase Agreement
Debt Instrument [Line Items]
Business acquisition, issue value			$ 200,000,000					$ 200,000,000
Subscription price as a percentage of issue price	92.00%		92.00%
Class of warrants or rights number of securities covered by each warrant or right		1,733,726
Exercise price per warrant		$ 4.84
Commitment fee percentage			2.00%
Commitment fee			$ 200,000,000
Percentage of total equity interests			2.00%
Block Chain [Member]
Debt Instrument [Line Items]
Exercise price per warrant										$ 10
Fourth Amended And Restated Loan Agreement [Member]
Debt Instrument [Line Items]
Exercise price per warrant	$ 0.01					$ 0.01
Fourth Amended And Restated Loan Agreement [Member] | Block Chain [Member]
Debt Instrument [Line Items]
Debt instrument principal amount outstanding after restructuring	$ 57,433,000					$ 57,433,000
Promissory Note [Member]
Debt Instrument [Line Items]
Liability with unobservable inputs issued during the period						$ 18,135,000
Exercise price per warrant	$ 0.01					$ 0.01
Debt instrument stated interest rate percentage	15.00%					15.00%
Promissory Note [Member] | Forecast
Debt Instrument [Line Items]
Repayments of promissory notes				$ 20,100,000	$ 4,900,000
Warrant [Member]
Debt Instrument [Line Items]
Liability with unobservable inputs issued during the period						$ 15,315,000	$ 57,133,000
Exercise price per warrant	$ 0.01					$ 0.01
Warrant [Member] | G E M Yield Bahamas Limited | Share Purchase Agreement
Debt Instrument [Line Items]
Warrant value	$ 3,838,000					$ 3,838,000
Warrant [Member] | Fourth Amended And Restated Loan Agreement [Member] | Block Chain [Member]
Debt Instrument [Line Items]
Liability with unobservable inputs issued during the period						$ 49,421,000